Business Segment, Geographic Areas and Major Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Business Segment, Geographic Areas and Major Customers [Abstract]
Business Segment, Geographic Areas and Major Customers

Note 14. Business Segment, Geographic Areas and Major Customers

For financial reporting purposes, we have one reportable segment which designs, manufactures and markets medical devices for the treatment of advanced heart failure. Products are sold to customers located in the United States through our clinical trials, as commercial products to customers in Europe and under special access in other countries. Product sales attributed to a country or region are based on the location of the customer to whom the products are sold. Long-lived assets are primarily held in the United States.

Product sales by geographic location were as follows:

	Three Months Ended March 31,
	2012	2011
	(in thousands)
United States	$6,441	$5,898
Germany	9,532	5,498
International, excluding Germany	10,373	6,579

	$26,346	$17,975

For the three months ended March 31, 2012, two customers exceeded 10% of product sales individually and accounted for approximately 21% of product sales in the aggregate. For the three months ended March 31, 2011, no customers individually accounted for more than 10% of product sales. As the majority of our revenue is generated outside of the U.S., we are dependent on favorable economic and regulatory environments for our products in Europe and other countries outside of the U.S.

Note 13. Business Segment, Geographic Areas and Major Customers

For financial reporting purposes, we have one reportable segment which designs, manufactures and markets medical devices for the treatment of advanced heart failure. Products are sold to customers located in the United States through our clinical trials, as commercial products to customers in Europe and under special access in other countries. Product sales attributed to a country or region are based on the location of the customer to whom the products are sold. Long-lived assets are primarily held in the United States.

Product sales by geographic location for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
	(in thousands)
United States	$28,199	$14,998	$9,967
Germany	29,036	25,103	8,550
International, excluding Germany	25,529	15,063	5,655

	$82,764	$55,164	$24,172

For the year ended December 31, 2011, no customers individually accounted for more than 10% of product sales in the respective periods. For the year ended December 31, 2010, one customer exceeded 10% of product sales individually and accounted for approximately 16% of product sales in the aggregate. For the year ended December 31, 2009, two customers exceeded 10% of product sales individually and accounted for approximately 22% of product sales in the aggregate. As the majority of our revenue is generated outside of the U.S., we are dependent on favorable economic and regulatory environments for our products in Europe and other countries outside of the U.S.

The percentage of our revenue generated in the U.S. increased in 2011 as compared to 2010 primarily due to enrollment in our ENDURANCE destination therapy trial, which commenced in August 2010 and continued through 2011. The percentage of our revenue generated in the U.S. was lower in 2010 compared to 2009 due to the acceleration of our commercial efforts in Europe and the completion of enrollment in our ADVANCE trial in the U.S. in February 2010. While the FDA approved an Investigational Device Exemption Supplement that allowed us to enroll additional patients in our ADVANCE trial under a Continued Access Protocol, we experienced periods of inactivity while we awaited approval.